REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES
Schedule of revenues from sale of products
	For the year ended December 31,
	2024		2023		2022
	USD thousands	%	USD thousands	%	USD thousands	%
Airbus	-	0%	188	2%	318	3%
Telesat	350	2%	4,250	40%	5,326	50%
iDirect	4,260	21%	2,605	24%	489	5%
Trustcom	-	0%	-	0%	1,108	10%
MDA	4,639	22%	1,497	14%	1,907	18%
Confidential Customer	10,635	52%	1,309	12%	1,162	11%

U.S. & Canada			UK			Other			Consolidated
Revenues			Revenues			Revenues			Revenues
2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
19,884	8,446	9,310	-	732	1,070	764	1,552	246	20,648	10,730	10,626